Description of Business, Organization, and Basis of Presentation (Details 1)	12 Months Ended
Dec. 31, 2019
Jinghua Structured Fund 6 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 09, 2014
Principal activities	Micro credit
Bohai Trust Shenfanlian Micro Finance Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 14, 2016
Principal activities	Micro credit
Bohai Huihe SME Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 29, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jan. 20, 2017
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 2 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Aug. 18, 2017
Principal activities	Micro credit
Beijing Fanhua Micro-Credit Company Limited [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Aug. 10, 2012
Principal activities	Micro credit and mortgage agency services
No.27 Jinghua Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	May 18, 2018
Principal activities	Micro credit
No.29 Jinghua Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	May 16, 2018
Principal activities	Micro credit
Yuecai Loan Structured Arrangement [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 06, 2018
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 18, 2018
Principal activities	Micro credit
Bairui Hengyi No.613 Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jul. 25, 2018
Principal activities	Micro credit
Bohai Trust No.1 Huiying Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 10, 2018
Principal activities	Micro credit
Bohai Trust No.2 Shenzhen Fanhua United Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 28, 2018
Principal activities	Micro credit
Everbright No.1 Business Acceleration Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 29, 2018
Principal activities	Micro credit
Jinghua Structured Fund 1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	May 08, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-2 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Jun. 28, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-3 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 11, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 23, 2019
Principal activities	Micro credit
Hunan Structured Fund 2019-2 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 23, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 1-1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 06, 2019
Principal activities	Micro credit
Shaanxi International Xinglong Structured Fund 2-1 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 24, 2019
Principal activities	Micro credit
Bairui Hengyi No.711 Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Sep. 20, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-4 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Oct. 10, 2019
Principal activities	Micro credit
Zhongyuan Wealth Anhui Structured Fund 49 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Oct. 24, 2019
Principal activities	Micro credit
Bairui Hengyi No.724 Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 11, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-5 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Nov. 19, 2019
Principal activities	Micro credit
Zhonghai Lanhai Structured Fund 1-6 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 20, 2019
Principal activities	Micro credit
No. 50 Jinghua Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Apr. 26, 2019
Principal activities	Micro credit
No. 70 Jinghua Structured Fund [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 25, 2019
Principal activities	Micro credit and idle funds management services
Jinghua Structured Fund 5 [Member]
Variable Interest Entity [Line Items]
Place of incorporation/establishment	the PRC
Date of incorporation/establishment	Dec. 19, 2014
Principal activities	Micro credit